Portfolio of Investments
Columbia Select Small Cap Value Fund, August 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 2.4%
Media 0.9%
iHeartMedia, Inc., Class A(a)	530,000	4,690,500
Wireless Telecommunication Services 1.5%
Telephone and Data Systems, Inc.	452,104	7,355,732
Total Communication Services		12,046,232
Consumer Discretionary 9.8%
Auto Components 2.4%
Visteon Corp.(a)	100,000	11,983,000
Hotels, Restaurants & Leisure 4.7%
Penn Entertainment, Inc.(a)	94,535	2,952,328
Six Flags Entertainment Corp.(a)	321,170	7,113,916
Texas Roadhouse, Inc.	148,470	13,178,197
Total		23,244,441
Household Durables 1.2%
KB Home	196,665	5,634,452
Textiles, Apparel & Luxury Goods 1.5%
Kontoor Brands, Inc.	195,977	7,296,224
Total Consumer Discretionary		48,158,117
Consumer Staples 1.6%
Food Products 1.6%
Nomad Foods Ltd.(a)	443,422	7,844,135
Total Consumer Staples		7,844,135
Energy 4.9%
Energy Equipment & Services 2.3%
Patterson-UTI Energy, Inc.	764,515	11,391,274
Oil, Gas & Consumable Fuels 2.6%
Devon Energy Corp.	179,397	12,669,016
Total Energy		24,060,290
Financials 26.3%
Banks 13.1%
First Hawaiian, Inc.	388,838	9,997,025
Huntington Bancshares, Inc.	631,825	8,466,455
OceanFirst Financial Corp.	450,000	8,748,000
Pacific Premier Bancorp, Inc.	428,623	14,041,689
Common Stocks (continued)
Issuer	Shares	Value ($)
Popular, Inc.	161,254	12,452,034
Stock Yards Bancorp, Inc.	162,322	10,755,456
Total		64,460,659
Consumer Finance 0.5%
PROG Holdings, Inc.(a)	126,098	2,337,857
Insurance 6.0%
CNO Financial Group, Inc.	400,308	7,369,670
Hanover Insurance Group, Inc. (The)	92,753	12,001,311
Lincoln National Corp.	224,254	10,329,139
Total		29,700,120
Mortgage Real Estate Investment Trusts (REITS) 0.9%
Ladder Capital Corp., Class A	416,221	4,603,404
Thrifts & Mortgage Finance 5.8%
Axos Financial, Inc.(a)	371,820	15,534,640
Radian Group, Inc.	621,310	13,115,854
Total		28,650,494
Total Financials		129,752,534
Health Care 7.0%
Biotechnology 0.4%
Ligand Pharmaceuticals, Inc.(a)	24,316	2,246,555
Health Care Equipment & Supplies 3.2%
CONMED Corp.	101,129	8,956,996
LivaNova PLC(a)	120,000	6,750,000
Total		15,706,996
Health Care Providers & Services 1.5%
Tenet Healthcare Corp.(a)	128,000	7,232,000
Life Sciences Tools & Services 1.9%
Syneos Health, Inc.(a)	157,418	9,462,396
Total Health Care		34,647,947
Industrials 17.5%
Aerospace & Defense 2.2%
Curtiss-Wright Corp.	72,696	10,700,124
Columbia Select Small Cap Value Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, August 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 1.1%
American Airlines Group, Inc.(a)	532	6,911
Spirit Airlines, Inc.(a)	235,938	5,351,074
Total		5,357,985
Building Products 1.8%
Zurn Elkay Water Solutions Corp.	322,458	8,893,392
Commercial Services & Supplies 2.1%
Waste Connections, Inc.	76,511	10,648,801
Construction & Engineering 1.0%
Primoris Services Corp.	250,004	5,067,581
Electrical Equipment 3.2%
Bloom Energy Corp., Class A(a)	226,774	5,762,327
Regal Rexnord Corp.	71,895	9,892,033
Total		15,654,360
Machinery 1.7%
ITT, Inc.	116,032	8,415,801
Professional Services 1.8%
CACI International, Inc., Class A(a)	31,046	8,719,890
Road & Rail 2.6%
Knight-Swift Transportation Holdings, Inc.	257,999	13,031,529
Total Industrials		86,489,463
Information Technology 9.9%
Communications Equipment 5.2%
Extreme Networks, Inc.(a)	1,027,538	14,724,620
Viavi Solutions, Inc.(a)	775,628	10,920,842
Total		25,645,462
IT Services 1.5%
EPAM Systems, Inc.(a)	17,306	7,381,009
Semiconductors & Semiconductor Equipment 3.2%
Kulicke & Soffa Industries, Inc.	163,457	6,871,732
MACOM Technology Solutions Holdings, Inc.(a)	161,679	8,916,597
Total		15,788,329
Total Information Technology		48,814,800
Materials 8.2%
Chemicals 1.6%
Minerals Technologies, Inc.	135,521	7,895,453
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 2.1%
Summit Materials, Inc., Class A(a)	356,276	10,125,364
Containers & Packaging 2.1%
O-I Glass, Inc.(a)	815,491	10,609,538
Metals & Mining 2.4%
ATI, Inc.(a)	392,586	11,750,099
Total Materials		40,380,454
Real Estate 9.3%
Equity Real Estate Investment Trusts (REITS) 9.3%
Apple Hospitality REIT, Inc.	700,000	11,137,000
First Industrial Realty Trust, Inc.	187,555	9,505,287
Gaming and Leisure Properties, Inc.	184,629	8,912,042
Outfront Media, Inc.	490,000	8,673,000
Physicians Realty Trust	474,453	7,904,387
Total		46,131,716
Total Real Estate		46,131,716
Utilities 2.1%
Electric Utilities 2.1%
Portland General Electric Co.	205,233	10,604,389
Total Utilities		10,604,389
Total Common Stocks (Cost $352,343,261)		488,930,077

Rights —%

Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c)	52,560	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.366%(d),(e)	5,320,460	5,317,800
Total Money Market Funds (Cost $5,316,963)		5,317,800
Total Investments in Securities (Cost: $357,660,224)		494,247,877
Other Assets & Liabilities, Net		(422,364)
Net Assets		493,825,513

2	Columbia Select Small Cap Value Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, August 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2022.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.366%
	7,014,016	13,231,928	(14,928,981)	837	5,317,800	(819)	28,506	5,320,460
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Small Cap Value Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT218_05_M01_(10/22)